Commitments and Contingencies - Additional Information (Details) - USD ($)			3 Months Ended	9 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Dec. 31, 2020	Sep. 30, 2021
Commitments And Contingencies [Line Items]
Registration rights agreement date			Jan. 11, 2021	Jan. 11, 2021
Registration rights agreement term			The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands,excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.	The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Period of underwriters option to purchase units	45 days
Gross proceeds from issuance of initial public offering				$ 276,000,000
Deferred fee	$ 720,000
Over-allotment Option
Commitments And Contingencies [Line Items]
Underwriters exercise of over-allotment option	3,600,000
Gross proceeds from underwriters over-allotment option	$ 36,000,000
Over-allotment Option | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Underwriters exercise of over-allotment option	3,600,000
Gross proceeds from underwriters over-allotment option	$ 36,000,000
IPO
Commitments And Contingencies [Line Items]
Underwriters exercise of over-allotment option		24,000,000
Gross proceeds from issuance of initial public offering		$ 240,000,000
IPO | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering		$ 246,550,000
Maximum
Commitments And Contingencies [Line Items]
Underwriters option to purchase additional units	3,600,000
Underwriting Agreement
Commitments And Contingencies [Line Items]
Period of underwriters option to purchase units	45 days
Underwriting Agreement | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Period of underwriters option to purchase units		45 days
Underwriting discount paid in cash on gross proceeds of IPO percentage	2.00%
Underwriting Agreement | Over-allotment Option
Commitments And Contingencies [Line Items]
Underwriters exercise of over-allotment option	3,600,000
Gross proceeds from underwriters over-allotment option	$ 36,000,000
Underwriting Agreement | Over-allotment Option | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Underwriters exercise of over-allotment option	3,600,000
Gross proceeds from underwriters over-allotment option	$ 36,000,000
Underwriting Agreement | IPO
Commitments And Contingencies [Line Items]
Underwriting discount paid in cash on gross proceeds of IPO percentage	2.00%
Gross proceeds from issuance of initial public offering	$ 5,520,000
Deferred fee on gross proceeds of IPO percentage	3.50%
Deferred fee	$ 8,400,000
Underwriting Agreement | IPO | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering	$ 5,520,000
Deferred fee on gross proceeds of IPO percentage	3.50%
Deferred fee	$ 8,400,000
Underwriting Agreement | Maximum
Commitments And Contingencies [Line Items]
Underwriters option to purchase additional units		3,600,000
Underwriting Agreement | Maximum | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Underwriters option to purchase additional units		3,600,000
Underwriting Agreement | Maximum | Over-allotment Option
Commitments And Contingencies [Line Items]
Deferred fee	9,660,000
Underwriting Agreement | Maximum | Over-allotment Option | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Underwriters option to purchase additional units		3,600,000
Deferred fee	$ 9,660,000